10. Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Number of shares used in the earnings per share
	2020	2019	2018
	ARS 000	ARS 000	ARS 000

Income attributable to equity holders of the parent
Continuing operations	6,891,921	11,992,373	36,112,609
Discontinued operations	-	-	578,393
	6,891,921	11,992,373	36,691,002

Weighted average number of ordinary shares	1,505,170,408	1,505,170,408	1,505,170,408